STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Participant-directed investments:
Investments at fair value	$ 4,257,564,211	$ 3,830,577,283
Plan interest in commingled investments held by master trust (Note 3)	3,783,949,594	3,540,219,397
Total investments	8,041,513,805	7,370,796,680
Receivables:
Notes receivable from participants	34,187,384	34,188,820
Contributions receivable	0	38,899
Dividends and interest receivable	13,890	28,299
Total receivables	34,201,274	34,256,018
Net assets available for benefits	8,075,715,079	7,405,052,698
Short-term investment fund at fair value
Participant-directed investments:
Investments at fair value	3,292,182	5,451,384
Plan identified investments held by master trust at fair value (Notes 2 and 4)
Participant-directed investments:
Investments at fair value	$ 4,254,272,029	$ 3,825,125,899